                                                As filed pursuant to Rule 497
                                                Under the Securities Act of 1933
                                                Registration No. 333-143999




                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

                          FS VARIABLE SEPARATE ACCOUNT
                                SUPPLEMENT TO THE

                  POLARIS ADVANTAGE VARIABLE ANNUITY PROSPECTUS

                             DATED OCTOBER 30, 2007

--------------------------------------------------------------------------------

IF YOU PURCHASE YOUR CONTRACT THROUGH MERRILL LYNCH, THE FOLLOWING TABLE REPLACES THE TABLE ON PAGE 6 UNDER THE HEADING PAYMENT ENHANCEMENT IN THE
PROSPECTUS:

The Enhancement Levels and Payment Enhancement Rates, applicable to all Purchase Payments made between December 10, 2007 and March 31, 2008 are as follows:

--------------------------------------------------------------------------------
     PAYMENT ENHANCEMENT LEVEL                  PAYMENT ENHANCEMENT RATE
--------------------------------------------------------------------------------
All Purchase Payments and                                   6.5%
subsequent Purchase Payments
--------------------------------------------------------------------------------

The Payment Enhancement rate currently being offered may increase, decrease, or be eliminated by us at any time.



Dated:   December 10, 2007



                Please keep this Supplement with your Prospectus



                                  Page 1 of 1